CURAN FUND, LLC

FINANCIAL STATEMENTS

December 31, 2002


CURAN FUND, LLC



______________________

TABLE OF CONTENTS
______________________


	PAGES


Independent Auditor's Report	1

Financial Statements

	Statement of Assets and Liabilities	2

	Schedule of Investments in Securities	3 - 6

	Statement of Operations	7

	Statement of Changes in Members' Capital (Net Assets)	8

	Notes to Financial Statements	9 - 12


ARTHUR F. BELL, JR. & ASSOCIATES, L.L.C.

Certified Public Accountants

(410) 771-0001

FAX (410) 785-9784

Suite 200
201 International Circle
Hunt Valley, Maryland  21030

Member:

American Institute of Certified Public Accountants

   SEC Practice Section

Maryland Association of Certified Public Accountants


INDEPENDENT AUDITOR'S REPORT


To the Members and the Board of Directors
Curan Fund, LLC


We have audited the accompanying statement of assets and liabilities of Curan Fund, LLC, including the schedule of investments in securities, as of December 31, 2002, and the related statements of operations and changes in members' capital (net assets) for the period July 1, 2002 (commencement of operations) to December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Curan Fund, LLC as of December 31, 2002, and the results of its operations and the changes in its net assets for the period July 1, 2002 (commencement of operations) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


	/s/ ARTHUR F. BELL, JR. & ASSOCIATES,
L.L.C.


Hunt Valley, Maryland
February 24, 2003


CURAN FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002
______________






ASSETS
	Investment securities at fair value (cost - $2,423,762)	$	2,383,098
	Cash and cash equivalents	2,445,033
	Interest and dividends receivable	3,380
	_____________________

				Total assets	4,831,511
	_____________________

LIABILITIES
	Securities sold short at fair value (proceeds - $2,398,405)	2,310,633
	Dividends payable	5,377
	Member repurchases payable	833
	Accounts payable and other	732
	_____________________

				Total liabilities	2,317,575
	_____________________

NET ASSETS	$	2,513,936
	===================


MEMBERS' CAPITAL (Net Assets)
	Represented by:
		Capital subscriptions, net	$	2,533,284
		Accumulated net investment (loss)	(2,197)
		Accumulated net realized (loss)	(64,259)
		Accumulated net unrealized appreciation	47,108
	_____________________

				Total members' capital (net assets)	$	2,513,936
	===================







See accompanying notes.

CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2002
______________




INVESTMENT SECURITIES
					% of
	Common Stocks	Shares	Fair Value	Net
Assets
		Financial
			Diversified Financial
				AXA SA-Sponsored ADR	6,473	$	87,062
				Citigroup, Inc.	3,350	117,887
				JP Morgan Chase & Co.	3,650	87,600
	_____________
				292,549	11.64 %
	_____________
			Insurance
				American International Group	1,738		100,543
				Jefferson Pilot Corp.	2,065	78,697
				Travelers Property Casualty Corp. - Class A	6,681	97,877
	_____________
				277,117	11.02 %
	_____________
			Banking
				Fremont General Corp.	15,000	67,350
				Washington Mutual Inc.	1,987	68,611
	_____________
				135,961	5.41 %
	_____________
			Real Estate
				iSTAR Financial, Inc.	3,760	105,468	4.19 %
	_____________
			Consumer/Business Lending
				CIT Group, Inc.	2,000	39,200	1.56 %
	_____________	_____________
		Total - Financial		850,295	33.82 %
	_____________	_____________
		Consumer Staples
			Tobacco
				Philip Morris Companies, Inc.	2,906	117,780
				Carolina Group	5,291	107,249
	_____________
				225,029	8.95 %
	_____________
			Retail Distribution, hardline
				Handleman Co. *	9,925	114,137	4.54 %
	_____________
			Conglomerate
				Loews Corporation	2,203	97,945	3.90 %
	_____________
			Media
				Viacom, Inc. - Class B *	1,860	75,814	3.01 %
	_____________	_____________
		Total - Consumer Staples		512,925	20.40 %
	_____________	_____________

*  Non-income producing security



See accompanying notes.

CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2002
______________




INVESTMENT SECURITIES (CONTINUED)
					% of
	Common Stocks (Continued)	Shares	Fair Value	Net
Assets
		Healthcare
			Managed Care
				Wellpoint Health Networks, Inc. *	1,562	$	111,152	4.42 %
	_____________
			Biotechnology
				Amgen, Inc. *	1,800	87,012	3.46 %
	_____________
			Pharmaceuticals
				Merck & Co., Inc.	1,308	74,046	2.95 %
	_____________	_____________
		Total - Healthcare		272,210	10.83 %
	_____________	_____________
		Consumer, Cyclical
			Home Construction
				Clayton Homes, Inc.	8,015	97,623	3.88 %
	_____________
			Retail, hardline
				Carmax, Inc. *	4,653	83,196	3.31 %
	_____________
			Building Materials
				Masco Corp.	3,600	75,780	3.02 %
	_____________	_____________
		Total - Consumer, Cyclical		256,599	10.21 %
	_____________	_____________
		Technology
			Consumer Electronics
				Nam Tai Electronics	4,967	121,443	4.83 %
	_____________
			Software
				Microsoft Corp. *	910	47,047	1.87 %
	_____________
			Wireless Communications
				Nokia Corp.	2,230		34,565	1.38 %
	_____________
			Semiconductors
				Intel Corp.	1,595		24,834	0.99 %
	_____________	_____________
		Total - Technology		227,889	9.07 %
	_____________	_____________
		Transportation
			Air Freight
				Federal Express Corp.	2,100	113,862	4.53 %
	_____________
			Railroads
				Genesee & Wyoming, Inc. *	5,366	109,198	4.34 %
	_____________	_____________
		Total - Transportation		223,060	8.87 %
	_____________	_____________

*  Non-income producing security


See accompanying notes.

CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2002
______________




INVESTMENT SECURITIES (CONTINUED)
					% of
	Common Stocks (Continued)	Shares	Fair Value	Net
Assets
		Utilities
			Electric
				American Electric Power Co., Inc.	1,468	$	40,120	1.60 %
	_____________	_____________
		Total - Utilities		40,120	1.60 %
	_____________	_____________
		Total investment securities (cost - $2,423,762)		$
	2,383,098	94.80 %
	============	============

SECURITIES SOLD SHORT
					% of
	Common Stocks	Shares	Fair Value	Net
Assets
		Index
			Depositary Receipts
				NASDAQ 100 Trust, Series 1 *	3,200	$	77,984
				SPDR Trust, Series 1	11,415	1,007,145
	_____________
		Total - Index		1,085,129	43.17 %
	_____________
		Consumer, Cyclical
			Educational Services
				Apollo Group, Inc. *	1,100	48,400
				Corinthian Colleges, Inc. *	1,850	70,041
				Strayer Education, Inc.	980	56,350
	_____________
				174,791	6.95 %
	_____________
			Retail, softline
				Hot Topic, Inc. *	2,950	67,496
				Wal-Mart Stores, Inc.	800	40,408
	_____________
				107,904	4.29 %
	_____________
			Building Materials
				Sherwin-Williams, Co.	2,020	57,065	2.27 %
	_____________	_____________
		Total - Consumer Cyclical		339,760	13.51 %
	_____________	_____________
		Technology
			Retail, on-line
				Amazon.com, Inc. *	4,775	90,200	3.59 %
	_____________
			Healthcare IT
				Neoforma, Inc. *	6,500	77,675	3.09 %
	_____________

*  Non-income producing security




See accompanying notes.

CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2002
______________




SECURITIES SOLD SHORT (CONTINUED)
					% of
	Common Stocks (Continued)	Shares	Fair Value	Net
Assets
		Technology (Continued)
			Wireless Communications
				Research In Motion Ltd. *	5,000	$	65,600	2.61 %
	_____________
			Leisure Goods & Services
				Electronic Arts Inc. *	1,275	63,457	2.52 %
	_____________
			Semiconductors
				Maxim Integrated Products, Inc. *	1,000	33,040	1.31 %
	_____________	_____________
		Total - Technology		329,972	13.12 %
	_____________	_____________
		Consumer Staples
			Restaurants
				P.F. Chang's China Bistro *	2,070	75,141
				Panera Bread Co. *	2,150	74,842
	_____________
				149,983	5.97 %
	_____________
			Food Retailers & Wholesalers
				Krispy Kreme Doughnuts, Inc. *	2,275	76,827	3.05 %
	_____________
			Specialty Retail
				Blockbuster, Inc.	1,850	22,662	0.90 %
	_____________	_____________
		Total - Consumer Staples		249,472	9.92 %
	_____________	_____________
		Transportation
			Air Freight
				United Postal Service, Inc. - Class B	1,375	86,735
	3.45 %
	_____________
			Airlines
				JetBlue Airways Corp. *	4,162	112,374	4.47 %
	_____________	_____________
		Total - Transportation		199,109	7.92 %
	_____________	_____________
		Communications
			Fixed-Line Communications
				SBC Communications, Inc.	2,650	71,841	2.86 %
	_____________	_____________
		Total - Communications		71,841	2.86 %
	_____________	_____________
		Financial
			Diversified Financial
				American Express Co.	1,000	35,350	1.41 %
	_____________	_____________
		Total - Financial		35,350	1.41 %
	_____________	_____________
		Total securities sold short (proceeds - $2,398,405)
	$	2,310,633	91.91 %
	============	============
*  Non-income producing security

See accompanying notes.

CURAN FUND, LLC
STATEMENT OF OPERATIONS
For the Period July 1, 2002 (commencement of operations) to
December 31, 2002
______________





INVESTMENT INCOME
	Interest			$	8,960
	Dividends (net of $11,674 in dividends paid on
		securities sold short)	15,033
	_____________________

				Total investment income	23,993
	_____________________

EXPENSES
	Adviser management fee	12,615
	Organization and offering costs	10,000
	Operating expenses	3,575
	_____________________

				Total expenses	26,190
	_____________________

				Net investment (loss)	(2,197)
	_____________________

REALIZED AND UNREALIZED GAIN (LOSS)
	FROM INVESTMENTS
		Net realized (loss) on investments	(103,193)
		Net realized gain on securities sold short	38,934
		Net change in unrealized appreciation	47,108
	_____________________

				Net realized and unrealized (loss) from investments	(17,151)
	_____________________

				Net decrease in net assets from operations	$	(19,348)
	===================








See accompanying notes.

CURAN FUND, LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL (NET ASSETS)
For the Period July 1, 2002 (commencement of operations) to
December 31, 2002
______________






(Decrease) in net assets from operations
	Net investment (loss)	$	(2,197)
	Net realized (loss)	(64,259)
	Net change in unrealized appreciation on investments	47,108
	_____________________

		Net (decrease) in net assets from operations	(19,348)

Proceeds from member subscriptions	2,659,288
Repurchases of member interests	(126,004)
	_____________________

		Total increase in net assets	2,513,936

Net assets
	July 1, 2002 (commencement of operations)	0
	_____________________

	December 31, 2002	$	2,513,936
	===================




















See accompanying notes.

CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

	A.	General Description of the Company

		Curan Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Company's investment objective is to provide investors with a high annual absolute return. The Company utilizes a value approach to its equity selection and remains market neutral by short selling 15-25 individual securities and market indices against 20-35 long positions. Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years, does not use leverage or non-traditional securities, and is managed for tax efficiency. Prospero Capital Management LLC
(the Adviser) serves as the Company's investment adviser.

	B.	Method of Reporting

		The Company's financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

	C.	Cash and Cash Equivalents

		Cash and cash equivalents includes cash and an investment in an independently managed money market fund.

	D.	Investment Securities

		Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

		Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis and includes interest-equivalent dividends from an independently managed money market fund.

CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES
	(CONTINUED)

	E.	Short Sales

		The Company sells securities it does not own ("short sales") in anticipation of a decline in the fair value of that security. Short sales obligate the Company to replace the security borrowed by purchasing the security at current market value sometime in the future. A gain, limited to the price at which the Company sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Company to potentially unlimited liability as the Company's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of assets and liabilities.
Until the Company replaces the borrowed security, the Company will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis.

	F.	Income Taxes

		The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Company's income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.

	G.	Organization and Offering Costs

		The Adviser has incurred all of the costs in connection with the organization and initial and continuous offering costs of member interests in the Company. The
Adviser will be reimbursed for $10,000 of such costs, representing the Adviser's initial capital account balance, through transfers from the other members' capital accounts into the Adviser's capital account in monthly installments. However, such reimbursement is contingent in that, should the Company cease trading operations for any reason, the Company will have no further obligation to the Adviser for any unreimbursed organization and offering costs. As of December 31, 2002, approximately $5,000 of organization and offering costs have been charged to other members' capital accounts.

	H.	Capital Accounts

		The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members' respective investment percentages. Each member is then assessed its applicable Adviser incentive allocation.

CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 2.	ADVISER

	The Adviser of the Company is Prospero Capital Management
LLC, which conducts and manages the business of the Company, subject to the supervision of the Company's Board of Directors.

	The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined on the first day of each calendar quarter.
During 2002, the Adviser agreed to charge a lower management fee rate to certain members, who were among the Adviser's original investors.

	In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the member's capital account. The incentive allocation will be made only with respect to net profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a "high water mark" calculation). The Adviser holds a non-voting Special Advisory Member interest (the "Special Advisory Account") solely for the purpose of receiving the incentive allocation with respect to each member. No incentive allocation was earned by the Adviser during the period July 1, 2002 (commencement of operations) to December 31, 2002.

	During the period July 1, 2002 (commencement of operations) to December 31, 2002, the Adviser agreed to bear all operating expenses which would cause the Company's ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%. As of December 31, 2002, approximately $64,000 of unaccrued expenses exceed such ratio and have not been reimbursed.

Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

	Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser.

	The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

	No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The Company from time to time may offer to repurchase member interests pursuant to written tenders by members, (other than the Adviser in its capacity as the Special Advisory Member).
These repurchases will be made at such times and on such terms as may be determined by the Board of Directors, in its complete and exclusive discretion. In determining whether the Company should repurchase member interests, or portions thereof, from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors. The Adviser expects that it will recommend that the Company offer to repurchase member interests at the end of each calendar quarter.

CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 4.	INVESTMENT TRANSACTIONS

	Purchases and sales of investment securities were $4,120,401 and $4,030,785, respectively. At December 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2002, accumulated net unrealized appreciation on investments was $47,108, consisting of $237,268 gross unrealized appreciation and $190,160 gross unrealized depreciation.

Note 5.	FINANCIAL HIGHLIGHTS

	The following information presents the financial highlights of the Company for the period July 1, 2002 (commencement of operations) to December 31, 2002. This information has been derived from information presented in the financial statements.

	Total return (1)	(2.00)%
	=============
	Ratios to average net assets: (2)
		Expenses	2.07 %
	=============
		Interest and dividend income net of expenses	0.27 %
	=============
	Supplemental data:
		Net assets - December 31, 2002	$	2,513,936
	================
		Portfolio turnover rate (1)	63.2 %
	=============

	Total return and the ratios to average net assets are calculated for members' capital taken as a whole (excluding the Adviser's Special Advisory Account). An individual member's total return and ratios may vary from the above return and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.


	______________________
	(1)	Not annualized.
	(2)	Annualized.  The Adviser agreed to bear all operating
expenses which would cause the Company's ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.